Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

The Company accounts for related party transactions in accordance with ASC 850, Related Party Disclosures. A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party that can significantly influence the management or operating policies of the transacting parties or has an ownership interest in one of the other transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Receivable – Related Party

As of June 30, 2020 and December 31, 2019, the receivables - related party balance was $1,595, which represented amounts owed by Dr. Dustin McIntire, the Company's Chief Technology Officer, for personal charges he incurred using his company credit card.

Accrued Liabilities – Related Party

As of June 30, 2020 and December 31, 2019, the accrued liabilities – related party balance was $392,547 and $461,254, respectively, which represented amounts owed to various contractors, officers and employees of the Company as described below.

In August 2016, InduraPower entered into a promissory note in the principal amount of $50,000 that bears interest at 7.785% per annum and matures on September 1, 2021. At the same time, InduraPower also entered into a promissory note in the principal amount of $450,000 with the same lender that bears interest at 9.0% per annum and matures on March 1, 2022. A requirement of the promissory notes is to maintain a balance of at least $155,159 at J.P. Morgan while the promissory notes are outstanding. Sergei Begliarov, Chief Executive Officer of InduraPower, provided cash of $153,761 to comply with the requirements of the promissory notes. The $153,761 was recorded in accrued liabilities – related party as of June 30, 2020 and December 31, 2019.

During 2019 and the six months ended June 30, 2020, Sergei Begliarov paid $71,199 and $8,001, respectively, of expenses on behalf of InduraPower. Daniel L. Hodges, Chairman and Chief Executive Officer of ComSovereign at the time, paid $6,588 of rent on behalf of InduraPower during 2019 and an additional $65 during the six months ended June 30, 2020. Additionally, during 2019, TM Technologies, Inc. ("TM"), described below, paid $29,300 of expense on behalf of InduraPower. These amounts were recorded in accrued liabilities – related party as of June 30, 2020 and December 31, 2019, respectively.

On November 10, 2017, the Company and Global Security Innovative Strategies, LLC ("GSIS"), a company in which David Aguilar, a member of the Company's Board of Directors, is a principal, entered in an agreement (the "GSIS Agreement") pursuant to which GSIS agreed to provide business development support and general consulting services for sales opportunities with U.S. government agencies and other identified prospects and consulting support services for the Company. The GSIS Agreement had an initial term of six months beginning on November 1, 2017. On September 26, 2018, the parties amended the GSIS Agreement to extend the period of service through September 2019 with monthly automatic renewals thereafter. The Company also agreed to issue an option to purchase 100,000 shares of the Company's common stock at a strike price of $1.00, or $100,000. This option immediately vested and terminates on September 26, 2022. Pursuant to the GSIS Agreement, GSIS is paid a fee of $10,000 per month. In addition, GSIS is paid for the expenses incurred in connection with the performance of its duties under the GSIS Agreement. Either party may terminate or renew the GSIS Agreement at any time, for any reason or no reason, upon at least 30 days' notice to the other party. GSIS was owed $71,263 for normal monthly retainers and expenses incurred as of June 30, 2020 and $23,036 as of December 31, 2019. This amount was recorded in accrued liabilities – related party as of June 30, 2020 and December 31, 2019, respectively.

During 2018 and 2019, Daniel L. Hodges paid $29,120 of rent on behalf of Lextrum. This amount was recorded in accrued liabilities – related party as of June 30, 2020 and December 31, 2019.

On March 21, 2019, concurrent with the resignation of Kevin Hess, the Company's former Chief Technology Officer, the Company and Cognitive Carbon Corporation ("CCC"), entered into an agreement pursuant to which CCC agreed to provide Chief Technology Officer services, sales and marketing services and outsourced software and platform development services which are to be provided personally by Kevin Hess or third-party development firms of his choosing for outsourced development. CCC will receive $19,750 per month for one year for the Chief Technology Officer services and potential bonuses and an amount up to $120,000 for outsourced software and platform development. Felicia Hess, the Company's Chief Quality Officer, who is married to Kevin Hess, is the President and a director of CCC. CCC was owed $23,250 for normal monthly fees as of June 30, 2020 and $148,250 as of December 31, 2019. This amount was recorded in accrued liabilities – related party as of June 30, 2020 and December 31, 2019, respectively.

Notes Payable – Related Party

On August 5, 2019, Mr. Hodges and his wife, loaned DragonWave $200,000 at an interest rate of 5.0% per annum and a maturity date of December 31, 2019. Interest was payable monthly while the full principal balance was due at maturity. As of June 30, 2020 and December 31, 2019, $200,000 plus accrued interest was outstanding under the loan, and the loan was past due.

Mr. Hodges is also the founder, Chairman and Chief Executive Officer of TM Technologies, Inc. ("TM"). Mr. Hodges also controls TM by virtue of his ownership and control of a majority of the outstanding equity securities of TM. Mr. Brent Davies, who is on the Company's Board of Directors and Audit Committee, is also the Chief Financial Officer (CFO) and a board member of TM. In addition, Mr. Kevin Sherlock, the Company's General Counsel, is also a director of TM. During 2019, TM also performed engineering services on behalf of DragonWave.

In October 2017, TM loaned $250,000 to DragonWave. This loan was partially used to simulate and test emplacement of the modulation technology within one of DragonWave's Harmony line radios. Interest and principal are due at maturity. As of June 30, 2020 and December 31, 2019, $1,292,953 plus accrued interest was outstanding under this loan.

See Note 23 – Subsequent Events for information related to a $50,000 promissory note issued to Brent Davies on July 1, 2020.

11. RELATED PARTY TRANSACTIONS

Receivable – Related Party

As of December 31, 2019, the receivables - related party balance was $1,595, which represented amounts owed by Dr. Dustin McIntire, the Company's Chief Technology Officer, for personal charges he incurred using his company credit card.

Accrued Liabilities – Related Party

As of December 31, 2019, the accrued liabilities – related party balance was $461,254, which represented amounts owed to various contractors, officers and employees of the Company as described below.

In August 2016, InduraPower entered into a promissory note in the principal amount of $50,000 that bears interest at 7.785% per annum and matures on September 1, 2021. At the same time, InduraPower also entered into a promissory note in the principal amount of $450,000 with the same lender that bears interest at 9.0% per annum and matures on March 1, 2022. A requirement of the promissory notes is to maintain a balance of at least $155,159 at J.P. Morgan while the promissory notes are outstanding. Sergei Begliarov, Chief Executive Officer of InduraPower, provided cash of $153,761 to comply with the requirements of the promissory notes. The $153,761 was recorded in accrued liabilities – related party as of December 31, 2019.

During 2019, Sergei Begliarov paid $71,199 worth of expense of behalf of InduraPower, and Daniel L. Hodges, Chairman and Chief Executive Officer of ComSovereign at the time, paid $6,588 of rent on behalf of InduraPower. Additionally, during 2019, TM Technologies, Inc. ("TM"), described below, paid $29,300 worth of expense of behalf of InduraPower. These amounts were recorded in accrued liabilities – related party as of December 31, 2019.

During 2018 and 2019, Daniel L. Hodges paid $29,120 of rent on behalf of Lextrum. This amount was recorded in accrued liabilities – related party as of December 31, 2019.

On November 10, 2017, the Company and Global Security Innovative Strategies, LLC ("GSIS"), a company in which David Aguilar, a member of the Company's Board of Directors, is a principal, entered in an agreement (the "GSIS Agreement") pursuant to which GSIS agreed to provide business development support and general consulting services for sales opportunities with U.S. government agencies and other identified prospects and consulting support services for the Company. The GSIS Agreement had an initial term of six months beginning on November 1, 2017. On September 26, 2018, the parties amended the GSIS Agreement to extend the period of service through September 2019 with monthly automatic renewals thereafter. The Company also agreed to issue an option to purchase 100,000 shares of the Company's common stock at a strike price of $1.00, or $100,000. This option immediately vested and terminates on September 26, 2022. Pursuant to the GSIS Agreement, GSIS is paid a fee of $10,000 per month. In addition, GSIS is paid for the expenses incurred in connection with the performance of its duties under the GSIS Agreement. Either party may terminate or renew the GSIS Agreement at any time, for any reason or no reason, upon at least 30 days' notice to the other party. GSIS was owed $23,036 for normal monthly retainers and expenses incurred as of December 31, 2019. This amount was recorded in accrued liabilities – related party as of December 31, 2019.

On March 21, 2019, concurrent with the resignation of Kevin Hess, the Company's former Chief Technology Officer, the Company and Cognitive Carbon Corporation ("CCC"), entered into an agreement pursuant to which CCC agreed to provide Chief Technology Officer services, sales and marketing services and outsourced software and platform development services which are to be provided personally by Kevin Hess or third-party development firms of his choosing for outsourced development. CCC will receive $19,750 per month for one year for the Chief Technology Officer services and potential bonuses and an amount up to $120,000 for outsourced software and platform development. Felicia Hess, the Company's Chief Quality Officer, who is married to Kevin Hess, is the President and a director of CCC. CCC was owed $148,250 for normal monthly fees and the 2019 bonus as of December 31, 2019. This amount was recorded in accrued liabilities – related party as of December 31, 2019.

Notes Payable – Related Party

On August 5, 2019, Mr. Hodges and his wife, loaned DragonWave $200,000 at an interest rate of 5.0% per annum and a maturity date of December 31, 2019. Interest was payable monthly while the full principal balance was due at maturity. As of December 31, 2019, $200,000 plus accrued interest was outstanding under the loan, and the loan was past due.

Mr. Hodges is also the founder, Chairman and Chief Executive Officer of TM Technologies, Inc. ("TM"). Mr. Hodges also controls TM by virtue of his ownership and control of a majority of the outstanding equity securities of TM. In October 2017, TM loaned $250,000 to DragonWave. On October 31, 2019, this loan was increased to $1,292,953 at an interest rate of 5% per annum with a maturity date of August 31, 2020. This loan was partially used to simulate and test emplacement of the modulation technology within one of DragonWave's Harmony line radios. Interest and principal are due at maturity. As of December 31, 2019, $1,292,953 plus accrued interest was outstanding under this loan.

Stock Awards

In January 2019, Daniel L. Hodges, Chairman and Chief Executive Officer of ComSovereign at such time, and John E. Howell, President of ComSovereign at such time, each acquired 12,000,000 shares of common stock of ComSovereign at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required.

On January 22, 2019, three members of the Board of Directors of ComSovereign and an executive officer of ComSovereign acquired an aggregate of 2,150,000 shares of common stock of ComSovereign at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required. Additionally, four executive officers of InduraPower, Lextrum and VEO acquired an aggregate of 500,000 shares of common stock of ComSovereign at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required.

On November 19, 2019, ComSovereign's Board of Directors granted an aggregate of 24,000 restricted stock awards ("RSAs") to three executives of DragonWave and Silver Bullet at a grant date fair value of $4.40 per share of common stock for a total value of $105,600. The total value was recognized during fiscal 2019 in share-based compensation expense.

On December 2, 2019, the Company's Board of Directors granted an aggregate of 1,900,000 RSAs to eight officers and directors at a grant date fair value of $0.82 per share of common stock for a total value of $1,558,000. The vesting period for these RSAs is as follows: 850,000 vest on the one-year anniversary of the grant date; 850,000 vest on the two-year anniversary of the original grant date; and 200,000 vest on the three-year anniversary of the original grant date. During fiscal 2019, $54,667 was recognized in share-based compensation expense after the ComSovereign Acquisition. See Note 14 – Share-Based Compensation for additional information.

See Note 20 – Subsequent Events for information regarding a new note payable with the Nussbaum estate.